Financial income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Income And Expenses
Monetary variations	R$ (186)	R$ 78	R$ (3,164)
Foreign exchange difference	266	249	195
Realization of present value on balance of accounts receivable	12,721	8,029	9,850
Income from Derivative financial instruments	(7,107)	15,922	4,773
Unrealized profit from Derivative financial instruments	R$ 1,772	R$ 1,513	R$ 1,196